SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2009 CAD	Dec. 31, 2011 As Previously Reported USD ($)	Dec. 31, 2010 As Previously Reported USD ($)	Dec. 31, 2011 Foreign Exchange Change in Reporting Currency USD ($)	Dec. 31, 2010 Foreign Exchange Change in Reporting Currency USD ($)
Change in Reporting Currency
Revenues	181,115	180,937	179,122		$ 182,949	$ 173,894	$ (2,012)	$ 5,228
Income from continuing operations	71,337	57,942	68,403		59,196	66,541	(1,254)	1,862
Net income (loss)	71,337	152,391	(52,866)		155,797	(52,704)	(3,406)	(162)
Diluted earnings from continuing operations per Common or Class B Share (in dollar per shares)	1.52	1.23	1.47		$ 1.26	$ 1.42	$ (0.03)	$ 0.05
Common Shares	2,117,256	2,119,515	2,127,349		1,521,093		598,422
Contributed surplus	63,055	62,215	63,542	63,083	57,636		4,579
Deficit	(898,526)	(876,375)	(310,593)	(233,689)	(845,770)		(30,605)
Accumulated other comprehensive income (loss)	(404,784)	(396,115)	(396,671)	(293,128)	161,085		(557,200)
Total shareholders' equity	877,001	909,240			$ 894,044		$ 15,196